Cost of Revenue	6 Months Ended
Jun. 30, 2023
Cost of Revenue [Abstract]
COST OF REVENUE

NOTE 18 – COST OF REVENUE

	Six Months Ended June 30,
	2023	2022
Purchase of finished goods	€6,012,282	€12,004,042
Purchase of raw materials	927	294
Outsourcing service	504	103
	€6,013,713	€12,004,439

During the six months ended June 30, 2023 and 2022, the Company incurred cost of sales of €6,013,713 and €12,004,439, of which €0 and €30,696 derived from related parties, respectively.